Discontinued Operations - Schedule of Assets and Liabilities Held for Sale (Details) - Handshake [Member]	Dec. 31, 2025 USD ($)
Assets
Cash and cash equivalents	$ 32,132
Trade receivables	549,645
Inventories	135,683
Property, plant and equipment	15,100
Intangible assets, net	314,162
Other current and non-current assets	103,602
Assets held for sale	1,150,324
Liabilities
Trade payables and other current liabilities	(1,111,804)
Liabilities directly associated with assets held for sale	(1,111,804)
Net assets directly associated with assets held for sale	$ 38,520